Label	Element	Value
ARK Genomic Revolution ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ARK Genomic Revolution ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ARK Genomic Revolution ETF’s (“Fund”) investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies across multiple sectors, including healthcare, information technology, materials, energy and consumer discretionary, that are relevant to the Fund’s investment theme of the genomics* revolution (“Genomics Revolution Companies”), which is described below:

• Genomic Revolution Companies.  Companies that the Adviser believes are substantially focused on and are expected to substantially benefit from extending and enhancing the quality of human and other life by incorporating technological and scientific developments, improvements and advancements in genomics into their business, such as by offering new products or services that rely on genomic sequencing,** analysis, synthesis or instrumentation. These companies may include ones across multiple sectors, such as healthcare, information technology, materials, energy and consumer discretionary. These companies may also develop, produce, manufacture or significantly rely on or enable bionic devices, bio-inspired computing, bioinformatics,*** molecular medicine and agricultural biotechnology.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries. The Adviser’s process for identifying Genomic Revolution Companies uses both “top down” (thematic research sizing the potential total available market, and surfacing the prime beneficiaries) and “bottom up” (valuation, fundamental and quantitative measures) approaches. In both the Adviser’s “top down” and “bottom up” approaches, the Adviser evaluates environmental, social, and governance (“ESG”) considerations. In its “top down” approach, the Adviser uses the framework of the United Nations Sustainable Development Goals to integrate ESG considerations into its research and investment process. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe. In its “bottom up” approach, the Adviser makes its investment decisions primarily based on its analysis of the potential of individual companies, while integrating ESG considerations into that process. The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities. The Fund may invest in certain companies that the Adviser believes are well-positioned to capitalize on and expected to devote substantial efforts to business lines enabled by disruptive genomic innovation, even if such companies do not currently derive a substantial portion of their revenues from genomics related activities.

Under normal circumstances, substantially all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include micro-, small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

_______________

* The Adviser defines “genomics” as the study of genes and their functions, and related techniques (e.g., genomic sequencing).

** The Adviser uses the term “genomic sequencing” to refer to techniques that allow researchers to read and decipher the genetic information found in the DNA (i.e., the exact sequence of bases A, C, G and T in a DNA molecule), including the DNA of bacteria, plants, animals and human beings.

***  The Adviser defines “bioinformatics” as the science of collecting and analyzing complex biological data such as genetic codes.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. Other industries in the health care sector include medical laboratories and research and drug manufacturers. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies across multiple sectors, including healthcare, information technology, materials, energy and consumer discretionary, that are relevant to the Fund’s investment theme of the genomics* revolution (“Genomics Revolution Companies”), which is described below:
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

Concentration Risk. The Fund’s assets will be concentrated in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. To the extent that the Fund continues to be concentrated in the health care sector or biotechnology industry (or any other related health care sector or industry), the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. Please see also the “Health Care Sector Risk” disclosures below.

Currency Risk. Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, ransomware attacks that impair the Fund’s ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund’s trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund’s investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

Depositary Receipts Risk.  Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Disruptive Innovation Risk. Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

Emerging Market Securities Risk. Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Equity Securities Risk. The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

• Special Purpose Acquisition Companies (SPACs).  The Fund may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. The Fund normally will not hedge any foreign currency exposure.

Future Expected Genomic Business Risk. The Adviser expects to invest at least 80% of the Fund’s assets in Genomics Revolution Companies. However, certain of these companies do not currently derive a substantial portion of their current revenues from genomic-focused businesses and there is no assurance that any company will do so in the future, which may adversely affect the ability of the Fund to achieve its investment objective.

Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

• Biotechnology Company Risk.  A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

• Pharmaceutical Company Risk.  Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

International Closed-Market Trading Risk.  Because certain of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which Fund Shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

Issuer Risk. Because the Fund may invest in approximately 35 to 50 issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk.  Large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Market Risk.  The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

Market Trading Risk.  The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

Micro-Capitalization Companies Risk.  Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Non-Diversified Risk.  The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Small- and Medium-Capitalization Companies Risk.  Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since the Fund’s inception compare with those of the NASDAQ Healthcare Index, the S&P 500 Index and the MSCI World Index. The NASDAQ Healthcare Index contains securities of NASDAQ-listed companies classified according to the Industry Classification Benchmark as Health Care. They include health care providers, medical equipment, medical supply companies, biotechnology companies, and pharmaceutical companies. The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://ark-funds.com or by calling (727) 810-8160.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The NASDAQ Healthcare Index contains securities of NASDAQ-listed companies classified according to the Industry Classification Benchmark as Health Care. They include health care providers, medical equipment, medical supply companies, biotechnology companies, and pharmaceutical companies. The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(727) 810-8160
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://ark-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of October 31, 2022 was -44.87%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	65.99%	6/30/2020
Lowest Return	-26.51%	12/31/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ARK Genomic Revolution ETF | NASDAQ Healthcare Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	NASDAQ Healthcare Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(3.55%)
5 Years	rr_AverageAnnualReturnYear05	12.90%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
ARK Genomic Revolution ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
Since Inception	rr_AverageAnnualReturnSinceInception	15.13%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
ARK Genomic Revolution ETF | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.82%
5 Years	rr_AverageAnnualReturnYear05	15.03%
Since Inception	rr_AverageAnnualReturnSinceInception	11.47%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
ARK Genomic Revolution ETF | ARK Genomic Revolution ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 931
Annual Return 2015	rr_AnnualReturn2015	(1.51%)
Annual Return 2016	rr_AnnualReturn2016	(18.35%)
Annual Return 2017	rr_AnnualReturn2017	45.39%
Annual Return 2018	rr_AnnualReturn2018	0.58%
Annual Return 2019	rr_AnnualReturn2019	43.78%
Annual Return 2020	rr_AnnualReturn2020	180.50%
Annual Return 2021	rr_AnnualReturn2021	(33.89%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Oct. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(44.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	65.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.51%)
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(33.89%)
5 Years	rr_AverageAnnualReturnYear05	31.28%
Since Inception	rr_AverageAnnualReturnSinceInception	18.18%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
ARK Genomic Revolution ETF | ARK Genomic Revolution ETF | Returns After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(33.99%)	[3]
5 Years	rr_AverageAnnualReturnYear05	30.57%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	17.73%	[1],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
ARK Genomic Revolution ETF | ARK Genomic Revolution ETF | Returns After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(20.00%)	[3]
5 Years	rr_AverageAnnualReturnYear05	25.86%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	14.97%	[1],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014

[1]	The Fund commenced operations on October 31, 2014.
[2]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.